Stockholders' equity (Details) (USD $)	6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Schedule Of Common Stock Issued And Outstanding [Line Items]
Balance	$ (817,978)	$ (1,327,914)	$ 880,479			$ (1,327,914)	$ (877,133)	$ (1,516)
Balance (in shares)			35,992,343
Reclassification of derivative liability to equity upon amendment of warrant terms			975,278
Shares issued for services	587,000					1,043,557	75,800
Reclassification of stock option liability upon forfeiture of stock options			38,038
Stock-based compensation	300,967	211,673	142,447		954,747	890,648	272,594
Balance	880,479		1,217,021			(817,978)	(1,327,914)	(1,516)
Balance (in shares)	35,992,343		39,455,931
Common Stock [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Balance	31,535	13,050	35,992			13,050	9,059	8,256
Balance (in shares)	31,534,819	13,050,000	35,992,343			13,050,000	9,059,375
Exercise of Investor Warrants - net of issue costs			1,986
Exercise of Investor Warrants - net of issue costs, shares			1,986,074
Reclassification of derivative liability to equity upon exercise of warrants
Shares issued upon warrant exchange			946
Shares issued upon warrant exchange, shares			945,514
Reclassification of derivative liability to equity upon amendment of warrant terms
Exercise of Broker Warrants for cash (a)			345	[1]
Exercise of Broker Warrants for cash (a), shares			345,000	[1]
Shares issued for services	500		187			615	140
Shares issued for services, shares	500,000		187,000			615,000	140,000
Expiration of Broker Warrants (b)
Reclassification of stock option liability upon forfeiture of stock options
Stock-based compensation
Balance	35,992		39,456			31,535	13,050	8,256
Balance (in shares)	35,992,343		39,455,931			31,534,819	13,050,000
Additional Paid-In Capital [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Balance	8,791,715	2,326,885	13,286,278			2,326,885	513,279	125,905
Exercise of Investor Warrants - net of issue costs			1,264,191
Reclassification of derivative liability to equity upon exercise of warrants			391,422
Shares issued upon warrant exchange			976,951
Reclassification of derivative liability to equity upon amendment of warrant terms			975,278
Exercise of Broker Warrants for cash (a)			187,034	[1]
Shares issued for services	587,000		181,000			1,042,942	75,660
Expiration of Broker Warrants (b)			12,640	[2]
Reclassification of stock option liability upon forfeiture of stock options			38,038
Stock-based compensation	300,967		142,447			890,648	272,594
Balance	13,286,278					8,791,715	2,326,885	125,905
Warrant [Member]
Schedule Of Common Stock Issued And Outstanding [Line Items]
Balance	6,202,100	153,106	6,200,445			153,106
Exercise of Investor Warrants - net of issue costs
Reclassification of derivative liability to equity upon exercise of warrants
Shares issued upon warrant exchange
Reclassification of derivative liability to equity upon amendment of warrant terms
Exercise of Broker Warrants for cash (a)			(49,379)	[1]
Shares issued for services
Expiration of Broker Warrants (b)			(12,640)	[2]
Reclassification of stock option liability upon forfeiture of stock options
Stock-based compensation
Balance	$ 6,200,445		$ 6,138,426			$ 6,202,100	$ 153,106

[1]	During the nine months ended March 31, 2015, 345,000 warrants issued for certain broker services ("Broker Warrants") were exercised for cash proceeds of $138,000.
[2]	During the nine months ended March 31, 2015, 92,000 Broker Warrants expired.